Other Current Assets and Other Current Financial Assets - Summary of Other Current Financial Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash	$ 243	$ 239
Derivative financial instruments	2,668	692
Total	$ 2,911	$ 931